Lease - Schedule of Future Minimum Rent Payable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Future Minimum Rent Payable [Abstract]
2026	$ 1,117,330
2027	2,873,920
2028	3,471,357
2029	3,513,180
2030	3,513,180
Thereafter	53,060,177
Total lease payments	67,549,144
Less: imputed interest	(23,477,665)
Add: lease payments accrued	939,059
Present value of lease liabilities	$ 45,010,538	$ 45,269